7. Income Taxes (Details - Tax rates)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Tax benefit calculated at statutory rate	21.00%	35.00%	35.00%
Expense not deductible		(0.37%)	(0.19%)
Merger costs			(1.64%)
Impairment of goodwill			(10.87%)
Changes to valuation allowance		(34.63%)	(22.30%)
Provision for income taxes	0.00%	0.00%	0.00%